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August 22, 2006

VIA EDGAR

U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C.  20549

Re: ING SERIES FUND, INC.
    (File Nos. 33-41694; 811-06352)

Ladies and Gentlemen:

Please accept this as a formal request for a series identifier for ING Classic Principal Protection Fund IV, a series of ING Series Fund, Inc. Pursuant to guidance from the staff of the Securities and Exchange Commission, this submission is being made solely to obtain an identifier for the Fund.

Should you have any questions concerning the attached filing, please contact Kim Palmer at 480-477-2674.

                                          Regards,

                                          /s/ Paul A. Caldarelli

                                          Paul A. Caldarelli
                                          Counsel
                                          ING U.S. Legal Services